Credit Risk and Concentrations (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Credit Risk and Concentrations (Details) [Line Items]
Purchase from vendors amount (in Dollars)	$ 390	$ 856		$ 1,180	$ 1,653
Number of reportable segments			3	3		3
Revuenue [Member] | Customer Concentration Risk [Member] | Other Customer [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						10.00%	10.00%
Revuenue [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						25.00%	25.00%
Revuenue [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						13.00%	13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage				38.00%	42.00%
Accounts Receivable From Continuing Operations [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						11.00%	15.00%
Accounts Receivable From Continuing Operations [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						16.00%	19.00%
Accounts Receivable From Continuing Operations [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						10.00%
Accounts Payable From Continuing Operations [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Credit Risk and Concentrations (Details) [Line Items]
Purchase from vendors amount (in Dollars)						$ 900
Chief Executive Officer [Member]
Credit Risk and Concentrations (Details) [Line Items]
Number of reportable segments			1
Vendor One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						17.00%	33.00%
Purchase from vendors amount (in Dollars)						$ 1,400	$ 400
Vendor One [Member] | Accounts Payable From Continuing Operations [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						20.00%	46.00%
Purchase from vendors amount (in Dollars)							$ 400
Vendor One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage				17.00%	33.00%	23.00%	21.00%
Vendor One [Member] | Purchases From Continuing Operations [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						24.00%	26.00%
Vendor Two [Member] | Accounts Receivable From Continuing Operations [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage							12.00%
Vendor Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage				48.00%		12.00%
Purchase from vendors amount (in Dollars)				$ 1,200		$ 900
Vendor Two [Member] | Accounts Payable From Continuing Operations [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						15.00%
Purchase from vendors amount (in Dollars)						$ 700	$ 400
Vendor Two [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage							18.00%
Vendor Two [Member] | Purchases From Continuing Operations [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage							22.00%
Vendor Three [Member] | Accounts Payable From Continuing Operations [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage						10.00%
Purchase from vendors amount (in Dollars)						$ 400
Vendor Three [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage							17.00%
Vendor Three [Member] | Purchases From Continuing Operations [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage							21.00%
Vendor Four [Member] | Purchases From Continuing Operations [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage							12.00%
Three Vendors [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Credit Risk and Concentrations (Details) [Line Items]
Total accounts receivable percentage					47.00%
Purchase from vendors amount (in Dollars)					$ 600